UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   May 14, 2022 to June 15, 2022

Commission File Number of issuing entity:  333-206705-11

Central Index Key Number of issuing entity:  0001719959

CD 2017-CD6 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206705

Central Index Key Number of depositor:  0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4046766
38-4046767
38-4046768
38-4052526
38-7196193
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-4			X
A-5			X
X-A			X
A-M			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Explanatory Note:

This Form 10-D/A (this “10-D/A”) amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on June 23, 2022 (SEC Accession No. 0001888524-22-007263) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders. The revisions reflect additional principal payment to the Class A-2 Certificateholders in the amount of $38,787,182.59 relating to the receipt of the payoff amounts for the Troy Officentre Portfolio Mortgage Loan (Loan Number 5 on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on November 30, 2017 pursuant to Rule 424(b)(2)).  These additional principal amounts were actually paid to the Class A-2 Certificateholders on the July 15, 2022 Distribution Date.  The revised Monthly Distribution Date Report filed as Exhibit 99.1 to this Form 10-D/A reflects the payment of such additional principal payments to the Class A-2 Certificates on the June 15, 2022 Distribution Date. The registrant's Asset Backed Issuer Distribution Report on Form 10-D  to be filed by the registrant including the Monthly Distribution Report for the July 15, 2022 Distribution Date will reflect this payment revision and the related adjustments to interest amounts distributed to Certificateholders of each affected class.

Item 1. Distribution and Pool Performance Information.

On June 15, 2022 a distribution was made to holders of the certificates issued by CD 2017-CD6 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by CD 2017-CD6 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 14, 2022 to June 15, 2022.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on February 15, 2022. The CIK number for the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 15, 2022. The CIK number of GACC is 0001541294.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2022. The CIK number of CREF is 0001701238.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 8, 2022. The CIK number of Argentic is 0001624053.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on June 23, 2022 under Commission File No. 333-206705-11 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on June 23, 2022 under Commission File No. 333-206705-11 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by CD 2017-CD6 Mortgage Trust, relating to the June 15, 2022 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on June 23, 2022 under Commission File No. 333-206705-11  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on June 23, 2022 under Commission File No. 333-206705-11  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ Matt Smith
Matt Smith, Director

Date: July 27, 2022

/s/ R. Chris Jones
R. Chris Jones, Director

Date: July 27, 2022